Other Intangible Assets	3 Months Ended
Mar. 31, 2012
Other Intangible Assets [Abstract]
OTHER INTANGIBLE ASSETS

NOTE 6 — OTHER INTANGIBLE ASSETS

The components of other intangible assets were as follows (in millions):

			March 31, 2012
	Amortizable	Weighted Average			Accumulated	Foreign
	Life	Remaining Life	Gross	Impairment	Amortization	Currency	Net
Acquired intangibles assets
Customer relationships	10 - 15 years	12 years	$283.6	$—	$(25.8)	$(0.2)	$257.6
Trademarks	5 years	4 years	0.6	—	(0.1)	—	0.5
Trademarks	Indefinite	Indefinite	154.8	(3.8)	—	—	151.0
Integrated
Software system	5 years	4 years	11.0	—	(2.1)	—	8.9

			$450.0	$(3.8)	$(28.0)	$(0.2)	$418.0

The aggregate intangible amortization charged to the unaudited condensed consolidated statements of comprehensive income was $6.1 million for the Successor three months ended March 31, 2012, $3.8 million for the Successor three months ended March 31, 2011 and $0.4 million for the Predecessor period January 1, 2011 through January 25, 2011.

The estimated amortization expense related to acquired intangible assets and the integrated software system for each of the succeeding five years is as follows (in millions):

	Acquired	Integrated
	Intangible	Software
	Assets	System
Remainder of 2012	$16.7	$1.6
2013	22.2	2.2
2014	22.2	2.2
2015	22.2	2.2
2016	22.1	0.7